Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common stock	Additional Paid-In Capital	Accumulated Deficit	Treasury Stock
Balance at Jan. 31, 2009	$ 79,881	$ 99	$ 125,007	$ (36,648)	$ (8,577)
Balance, shares at Jan. 31, 2009		9,864,666			898,249
Share based compensation expense	38		38
Net loss	(15,828)			(15,828)
Balance at Jan. 30, 2010	64,091	99	125,045	(52,476)	(8,577)
Balance, shares at Jan. 30, 2010		9,864,666			898,249
Share based compensation expense	139		139
Exercise of stock options	2		2
Exercise of stock options, shares		334
Net loss	(3,724)			(3,724)
Balance at Jan. 29, 2011	$ 60,508	$ 99	$ 125,186	$ (56,200)	$ (8,577)
Balance, shares at Jan. 29, 2011		9,865,000			898,249